Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories as of December 31, 2024 and June 30, 2025 are as follows:
	As of December 31, 2024	As of June 30, 2025
	US$	US$
Finished goods	2,650,957	2,894,682